                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/29

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

DIVERSIFIED BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 29, 2008


RIVERSOURCE DIVERSIFIED BOND FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
A HIGH LEVEL OF CURRENT INCOME
WHILE CONSERVING THE VALUE OF THE
INVESTMENT FOR THE LONGEST PERIOD
OF TIME.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS
----------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     11

Portfolio of Investments............     14

Financial Statements................     35

Notes to Financial Statements.......     41

Proxy Voting........................     64

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE
--------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Diversified Bond Fund's Class A shares (excluding sales charge) returned 3.34% for the six months ended Feb. 29, 2008.

> The Fund underperformed its benchmark, the unmanaged Lehman Brothers Aggregate
  Bond Index (Lehman Index), which gained 5.67%.

> The Fund underperformed its peer group, as represented by the Lipper
  Intermediate Investment Grade Index, which returned 4.37% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 29, 2008)
--------------------------------------------------------------------------------

                           6 months*   1 year   3 years   5 years   10 years
---------------------------------------------------------------------------------
RiverSource Diversified
  Bond Fund Class A
  (excluding sales
  charge)                   +3.34%     +4.14%   +4.25%    +4.08%     +4.58%
---------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index(1)             +5.67%     +7.30%   +5.18%    +4.50%     +6.04%
---------------------------------------------------------------------------------
Lipper Intermediate
  Investment Grade
  Index(2)                  +4.37%     +5.06%   +4.41%    +4.25%     +5.54%

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
SHORT    INT.     LONG
         X                 HIGH
         X                 MEDIUM        SIZE
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
----------------------------------------

Weighted average life(1)          6.0 years
--------------------------------------------
Effective duration(2)             4.03 years
--------------------------------------------
Weighted average bond rating(3)   AA
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  0.97%           0.89%
-------------------------------------------------------
Class B                  1.73%           1.65%
-------------------------------------------------------
Class C                  1.73%           1.65%
-------------------------------------------------------
Class I                  0.56%           0.53%
-------------------------------------------------------
Class R2                 1.36%           1.33%
-------------------------------------------------------
Class R3                 1.11%           1.08%
-------------------------------------------------------
Class R4                 0.86%           0.77%
-------------------------------------------------------
Class R5                 0.61%           0.58%
-------------------------------------------------------
Class W                  1.01%           0.98%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.53% for Class I, 1.33% for Class R2, 1.08% for Class R3, 0.77% for Class R4, 0.58% for Class R5 and 0.98% for Class W.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  3

-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 29, 2008
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
------------------------------------------------------------------------------------------------------
 Class A (inception 10/3/74)          +3.34%     +4.14%   +4.25%    +4.08%     +4.58%       N/A
------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +2.95%     +3.35%   +3.47%    +3.29%     +3.79%       N/A
------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +2.95%     +3.35%   +3.39%    +3.25%       N/A      +4.59%
------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           +3.52%     +4.72%   +4.68%      N/A        N/A      +4.41%
------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)        +3.33%     +3.89%     N/A       N/A        N/A      +5.00%
------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)        +3.47%     +4.19%     N/A       N/A        N/A      +5.30%
------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         +3.40%     +4.28%   +4.34%    +4.20%     +4.71%       N/A
------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)        +3.49%     +4.44%     N/A       N/A        N/A      +5.60%
------------------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          +3.29%     +4.01%     N/A       N/A        N/A      +4.86%
------------------------------------------------------------------------------------------------------

With sales charge
------------------------------------------------------------------------------------------------------
 Class A (inception 10/3/74)          -1.57%     -0.74%   +2.60%    +3.08%     +4.05%       N/A
------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -2.05%     -1.63%   +2.21%    +2.94%     +3.79%       N/A
------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +1.95%     +2.35%   +3.39%    +3.25%       N/A      +4.59%
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 4 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
------------------------------------------------------------------------------------------------------
 Class A (inception 10/3/74)          +1.01%     +2.87%   +4.05%    +3.78%     +4.38%       N/A
------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +0.63%     +2.09%   +3.27%    +3.00%     +3.59%       N/A
------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +0.83%     +2.29%   +3.33%    +2.99%       N/A      +4.38%
------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           +1.20%     +3.23%   +4.48%      N/A        N/A      +3.99%
------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)        +1.21%     +2.84%     N/A       N/A        N/A      +3.76%
------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)        +1.35%     +3.13%     N/A       N/A        N/A      +4.05%
------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         +1.28%     +3.22%   +4.21%    +3.94%     +4.53%       N/A
------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)        +1.37%     +3.38%     N/A       N/A        N/A      +4.36%
------------------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          +1.17%     +2.97%     N/A       N/A        N/A      +3.68%
------------------------------------------------------------------------------------------------------

With sales charge
------------------------------------------------------------------------------------------------------
 Class A (inception 10/3/74)          -3.76%     -1.97%   +2.39%    +2.78%     +3.85%       N/A
------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -4.31%     -2.83%   +2.02%    +2.64%     +3.59%       N/A
------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -0.16%     +1.31%   +3.33%    +2.99%       N/A      +4.38%
------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY
--------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Diversified Bond Fund's Class A shares (excluding sales charge) returned 3.34% for the six months ended Feb. 29, 2008. The Fund underperformed its benchmark, the unmanaged Lehman Brothers Aggregate Bond Index (Lehman Index), which gained 5.67%. The Fund also underperformed its peer group, as represented by the Lipper Intermediate Investment Grade Index, which returned 4.37% during the same period.

SIGNIFICANT PERFORMANCE FACTORS
Impacting the Fund's performance most was the strong rally of bonds in general during the six-month period, as credit and liquidity concerns dominated sentiment across the investment markets. The intensifying liquidity crunch and heightened fears over the subprime mortgage crisis spreading into a broader economic recession led investors to increasingly SECTOR DIVERSIFICATION (at Feb. 29, 2008; % of portfolio assets)
-----------------------------------------------------------------

Asset-Backed                                    2.2%
---------------------------------------------------------
Cash & Cash Equivalents(1)                      5.5%
---------------------------------------------------------
Commercial Mortgage-Backed                     12.8%
---------------------------------------------------------
Consumer Discretionary                          2.3%
---------------------------------------------------------
Consumer Staples                                2.4%
---------------------------------------------------------
Energy                                          1.4%
---------------------------------------------------------
Financials                                      4.4%
---------------------------------------------------------
Foreign Government                              0.8%
---------------------------------------------------------
Health Care                                     1.1%
---------------------------------------------------------
Industrials                                     1.7%
---------------------------------------------------------
Materials                                       0.3%
---------------------------------------------------------
Mortgage-Backed                                43.2%
---------------------------------------------------------
Telecommunication                               7.1%
---------------------------------------------------------
U.S. Government Obligations & Agencies         10.5%
---------------------------------------------------------
Utilities                                       4.3%
---------------------------------------------------------

(1) Of the 5.5%, 0.5% is due to security lending activity and 5.0% is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

 6 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

seek the relative safety of Treasuries, driving Treasury prices up and yields down in dramatic fashion. Bond yields and prices typically move in opposite directions. At the same time, investors fled the riskier sectors of the fixed income market, particularly in August and again in November following a short-lived recovery in October. Lower quality securities performed worst during the period, while Treasuries and Treasury inflation-protected securities (TIPS) performed best. Foreign bonds also performed well, boosted by the dollar's continued slide.

Strong performance of higher quality fixed income securities was supported by falling interest rates. During the six-month period, the Federal Reserve Board (the Fed) lowered the targeted federal funds rate by a significant 225 basis points, or 2.25%, including an emergency inter-meeting cut of 0.75% on Jan. 22, 2008. At the end of the period, the targeted federal funds rate stood at 3.00%. In addition, the Fed announced several new policies designed to ensure adequate liquidity in the financial system, including coordinated action with other central banks and a new lending facility, the Term Auction Facility or TAF, created to provide enhanced term financing for financial institutions.

QUALITY BREAKDOWN
(at Feb. 29, 2008; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                      71.3%
---------------------------------------------------------
AA bonds                                        2.2%
---------------------------------------------------------
A bonds                                         6.8%
---------------------------------------------------------
BBB bonds                                      15.8%
---------------------------------------------------------
Non-investment grade bonds                      3.9%
---------------------------------------------------------

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  7

------------------------------

The Fund's exposure to TIPS helped its performance, as interest rates fell while inflation expectations remained somewhat elevated. Effective issue selection within the investment grade corporate bond sector also contributed positively to Fund results. Having only a modest allocation to agency securities further helped Fund performance, as this fixed income sector underperformed Treasuries during the period.

Conversely, the Fund's significant exposure to non-Treasury sectors hurt performance, as Treasuries dramatically outperformed other bond sectors during the period. In particular, the Fund's exposure to commercial mortgage-backed securities (CMBS) and residential mortgage securities detracted from Fund performance, as these sectors came under increased pressure during the period and lagged the Lehman Index for the six months. Issue selection within the residential mortgage sector hurt as well. The Fund's position, though modest, in high yield corporate bonds also detracted from results. As mentioned, lower quality sectors overall lagged with investors' aversion to risk, and high yield corporate bonds actually lost ground during this semiannual period. Finally, the Fund's short duration positioning relative to the Lehman Index hurt performance, as interest rates declined substantially over the period. Duration is a measure of the Fund's sensitivity to changes in interest rates.

CHANGES TO THE FUND'S PORTFOLIO
We increased the Fund's exposure to non-agency mortgage-backed securities, given our view that the weakness seen in this sector during the period will be temporary. We also increased the Fund's position in TIPS, as actual and anticipated inflation pressures rose. We reduced the Fund's allocation to high yield corporate bonds, favoring a modest increase in exposure to emerging market debt and to investment grade corporate bonds. The Fund's portfolio turnover rate for the six-month period was 110%.*

* A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transactions costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall Fund.

--------------------------------------------------------------------------------

 8 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Most agree that the view ahead for economic growth has deteriorated, but we believe the U.S. economy will avoid recession and growth will be greater than the markets are pricing in currently.

OUR FUTURE STRATEGY
Most agree that the view ahead for economic growth has deteriorated, but we believe the U.S. economy will avoid recession and growth will be greater than the markets are pricing in currently. We expect both the fiscal stimulus package and the Fed's significant interest rate cuts to boost economic activity in the second half of 2008. Moreover, the inflation picture still seems to us to be dominated by factors pointing to higher, not lower, inflation.
These factors include the decline in the value of the U.S. dollar and rising commodity prices. In the near term, we expect the Fed to lower rates more in an effort to help limit the risk of recession.
However, should there be a gradual recovery from the liquidity crunch and should the economy recover to near trend-like growth and inflation pressures remain, we expect the Fed ultimately to disappoint the market with less easing than anticipated.
Indeed, we believe there is a real possibility that the Fed will want to take back some of its easing moves later in 2008, once recession risks recede, to help combat rising inflationary pressures. In a modest economic growth environment accompanied by higher inflation, we believe rates should be materially higher.

Given this view, we currently intend to maintain the Fund's shorter-than-Lehman Index duration positioning for the near term. We further intend to maintain the Fund's emphasis on higher quality spread sectors, or non-Treasury sectors of the fixed income market, over U.S. Treasuries. We especially expect to focus on CMBS and non-agency mortgage-backed securities, which we believe continue to offer compelling value, with less of an exposure to agency securities. In addition, we intend to maintain the Fund's slightly greater-than-
Lehman Index position in investment grade corporate bonds. As always, we will maintain a disciplined focus on individual security selection.

--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  9

------------------------------

As we still expect volatility within the fixed income markets to continue through much of 2008, we will continue to closely monitor Fed policy shifts, economic data releases, supply/demand factors and interest rate movements and adjust the portfolio's holdings and duration stance if necessary.


   (PHOTO - JAMIE         (PHOTO - SCOTT      (PHOTO - TOM
   JACKSON)               KIRBY)              MURPHY)
   Jamie Jackson, CFA(R)  Scott Kirby         Tom Murphy, CFA(R)
   Portfolio Manager      Portfolio Manager   Portfolio Manager


   (PHOTO - NICOLAS       (PHOTO - JENNIFER
   PIFER)                 PONCE DE LEON)
   Nicolas Pifer, CFA(R)  Jennifer Ponce de
   Portfolio Manager      Leon
                          Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE
-----------------------------------------

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 29, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  11

---------------------------

                                BEGINNING        ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                              SEPT. 1, 2007   FEB. 29, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,033.40         $4.50            .89%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,020.44         $4.47            .89%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,029.50         $8.33           1.65%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,016.66         $8.27           1.65%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,029.50         $8.33           1.65%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,016.66         $8.27           1.65%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,035.20         $2.68            .53%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,022.23         $2.66            .53%
-------------------------------------------------------------------------------------------
Class R2
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,033.30         $6.62           1.31%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.35         $6.57           1.31%
-------------------------------------------------------------------------------------------
Class R3
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,034.70         $5.26           1.04%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.69         $5.22           1.04%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,034.00         $3.89            .77%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,021.03         $3.87            .77%
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,034.90         $2.93            .58%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,021.98         $2.92            .58%
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 12 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                BEGINNING        ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                              SEPT. 1, 2007   FEB. 29, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,032.90         $4.95            .98%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.99         $4.92            .98%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 29, 2008: +3.34% for Class A, +2.95% for Class B, +2.95% for Class C, +3.52% for Class I, +3.33% for Class R2, +3.47% for Class R3, +3.40% for Class R4, +3.49% for Class R5 and +3.29% for Class W.

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS
-----------------------------------------

FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (100.4%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOREIGN AGENCIES (0.2%)(c)
Pemex Project Funding Master Trust
  03-01-18                             5.75%      $1,155,000(d)          $1,176,945
  06-15-35                             6.63        1,693,000              1,770,622
Petroleos de Venezuela
  04-12-17                             5.25        3,534,000              2,456,130
                                                                    ---------------
Total                                                                     5,403,697
-----------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (--%)(c)
Russian Federation
  03-31-30                             7.50          978,120(d)           1,115,057
-----------------------------------------------------------------------------------

SOVEREIGN (0.6%)(c)
Govt of Ukraine
  11-14-17                             6.75        1,670,000(d)           1,650,528
Republic of Argentina
  09-12-13                             7.00        2,762,000              2,496,157
  12-15-35                             0.00        3,350,000(w)             441,195
Republic of Colombia
  01-27-17                             7.38        1,495,000              1,644,500
  09-18-37                             7.38          895,000                951,833
Republic of El Salvador
  06-15-35                             7.65          633,000(d)             677,310
Republic of Indonesia
  01-17-18                             6.88          742,000(d)             774,463
  10-12-35                             8.50          987,000(d)           1,111,609
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                            10.25    15,000,000,000             1,576,281
Republic of Philippines
  01-14-31                             7.75        1,979,000              2,189,269
Republic of Turkey
  09-26-16                             7.00          450,000                468,585
  04-03-18                             6.75        1,429,000              1,445,076
  03-17-36                             6.88        2,656,000              2,450,159
Republic of Uruguay
  05-17-17                             9.25          678,000                806,820
Republic of Venezuela
  10-08-14                             8.50          715,000                689,975
  02-26-16                             5.75          714,000                587,265
Republica Orient Uruguay
  03-21-36                             7.63          742,000                762,405
                                                                    ---------------
Total                                                                    20,723,430
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (11.3%)
Federal Home Loan Bank
  06-18-08                             5.13%        $250,000               $251,682
  10-22-10                             4.38       13,405,000             14,027,727
Federal Home Loan Mtge Corp
  03-15-31                             6.75       11,620,000             14,382,748
  04-16-37                             6.00       43,260,000             45,022,888
Federal Natl Mtge Assn
  08-15-08                             3.25       61,170,000             61,331,489
  02-10-10                             3.25       11,730,000             11,922,372
  07-15-37                             5.63       14,730,000             16,065,569
Overseas Private Investment
 U.S. Govt Guaranty
 Series 1996A
  09-15-08                             6.99        1,111,111              1,138,977
U.S. Treasury
  01-31-13                             2.88       28,710,000(q)          29,214,664
  02-15-18                             3.50       12,245,000             12,214,388
  02-15-26                             6.00       16,675,000             20,132,461
  05-15-37                             5.00        8,075,000              8,851,589
U.S. Treasury Inflation-Indexed Bond
  01-15-14                             2.00       58,257,925(s)          63,236,059
  01-15-15                             1.63       60,500,550(s)          64,048,492
                                                                    ---------------
Total                                                                   361,841,105
-----------------------------------------------------------------------------------

ASSET-BACKED (2.3%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                             5.49        6,250,000(e)           6,247,069
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                             6.15        4,375,000(d)           4,332,434
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                             5.75        2,550,000              2,620,304
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                             5.62       14,700,000(g)             592,594
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                             4.92        1,865,000              1,828,986

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
Series 2006-15 Cl A3
  10-25-46                             5.69%      $5,175,000             $4,948,969
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                             3.39        1,982,129(i)           1,804,325
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                             3.30        8,500,000(i)           7,907,660
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
  09-15-11                             5.04        4,149,997(d,e)         4,129,518
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                             5.78        8,900,000(d,e)         8,174,204
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                             2.85        1,300,000(d,e)         1,299,718
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                             3.64          813,899(e,i)           805,760
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                             3.28        5,129,356(i)           5,101,304
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                             5.89        8,875,000(g)           1,523,944
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                             5.88       13,900,000(g)           3,328,633
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
  02-27-12                             6.35       11,700,000(g)           2,501,343
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                             5.90        6,250,000(g)           1,720,000
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                             5.57        4,543,491              4,600,284
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                             6.31        1,380,000                235,158

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                             6.66%        $900,000               $159,444
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                             7.01        1,320,000                240,224
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                             3.28        4,107,380(i)           4,076,575
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                             5.45        4,075,000(d)           4,073,574
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
  10-12-12                             5.24        1,930,000(e)           1,971,013
                                                                    ---------------
Total                                                                    74,223,037
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (13.8%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                             4.99        4,850,000              4,757,721
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                             5.45       12,275,000             11,528,103
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                             4.00        1,771,959              1,708,700
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                             5.47        5,950,000              5,618,347
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                             5.68       11,775,000             11,805,888
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                             4.15        1,411,627(d)           1,400,649
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                             5.43        2,850,000              2,709,391
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                             5.58       11,550,000             11,128,291
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                             5.40        3,050,000              2,956,880
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                             7.03        7,972,131              8,079,885
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                             3.45        2,550,000(d,i)         2,519,056

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
Series 2007-C9 Cl A4
  12-10-49                             5.82%     $12,600,000            $12,187,068
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                             3.93        9,850,000(d,i)         9,554,500
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                             5.66        5,025,000              4,900,350
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                             5.91        5,750,000              5,526,301
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                             6.18        7,400,000              7,522,230
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                             4.60        3,525,000              3,391,753
Federal Natl Mtge Assn #385683
  02-01-13                             4.83        6,062,781              6,196,293
Federal Natl Mtge Assn #385815
  01-01-13                             4.77        6,870,963              6,981,826
Federal Natl Mtge Assn #555806
  10-01-13                             5.10          445,026                455,952
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                             4.77        4,419,010(d)           4,394,447
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                             5.25        2,800,000(d)           2,773,394
GMAC Commercial Mtge Securities
 Series 1999-C1 Cl B
  05-15-33                             6.30        8,000,000              8,048,404
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                             4.88        3,400,000              3,333,410
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                             5.44       16,350,000             15,404,698
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
  03-10-39                             5.48        4,000,000              3,427,965
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                             4.96        5,900,000              5,804,375
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                             4.03        8,400,000(d,i)         7,733,245
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                             5.99        9,425,000              5,711,362

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                             4.13%      $3,601,692             $3,496,113
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                             3.97        2,873,051              2,810,101
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                             4.77        6,894,000              6,667,883
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                             4.18        4,000,000              3,930,000
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                             4.48        8,293,590              8,052,018
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
  10-15-42                             5.00       13,725,000             11,908,445
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                             5.34       13,250,000             12,240,679
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                             5.48        4,275,000              4,103,416
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                             5.49        6,475,000              6,264,859
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                             5.79        5,400,000              5,174,016
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                             6.11       10,150,000              9,064,560
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                             6.20        4,250,000(d)           2,938,992
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                             5.42       16,000,000             15,057,250
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                             4.56        7,000,000              6,856,595
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                             4.85        6,000,000              5,785,591
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                             3.97        4,475,000              4,200,548
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                             4.93        7,325,000              7,109,279

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
  06-15-32                             6.06%      $4,125,000             $4,099,569
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                             5.37        4,900,000              4,634,870
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                             5.42        4,875,000              4,599,560
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                             5.86        6,350,000              6,125,280
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                             5.87        6,300,000              6,087,202
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                             4.34        2,471,167              2,450,416
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                             4.59        4,950,000              4,710,420
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                             5.97        3,425,000              3,387,086
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                             6.08        5,600,000              5,462,856
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                             6.10        8,500,000              8,527,008
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                             5.08       14,550,000(d)          14,140,043
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                             4.94       19,402,000             18,328,863
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                             5.09        4,667,000              4,508,149
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                             5.56       26,675,000             25,432,336
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                             5.58        2,900,000              2,761,330
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                             5.77       11,950,372             11,603,939
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                             5.73        5,075,000              4,834,930

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                             5.31%      $8,900,000             $8,357,601
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                             5.34        4,700,000              4,420,073
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                             5.51        2,500,000              2,364,375
                                                                    ---------------
Total                                                                   440,056,735
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (46.6%)(f,v)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                             5.69        7,205,187(k)           6,710,065
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                             5.92        8,046,986(k)           7,376,914
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                             6.19        6,302,128(k)           6,228,864
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                             6.00        6,552,373              6,520,790
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                             4.75        3,513,624              3,497,155
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
  04-25-34                             6.00        8,271,028              8,397,683
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                             6.00       15,868,457             15,751,922
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                             7.25          411,760(d,p)           238,049
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                             5.88        5,750,509(k)           5,811,120

                            See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Banc of America Mtge Securities
Collateralized Mtge Obligation
Series 2005-9 Cl 3A3
  10-25-20                             5.00%     $25,767,557            $25,674,954
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
  09-25-37                             6.00        4,871,737              4,958,897
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                             6.24        5,156,908(k)           5,220,338
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                             5.10        6,025,000(d,k)         5,987,267
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                             5.98       12,934,963(k)          12,733,076
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                             6.50        1,871,404              1,931,641
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
  08-25-35                             5.00        6,682,603              6,416,865
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                             7.73        5,797,870(g)             922,615
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                             4.75        3,489,918              3,473,561
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                             5.50       13,974,487             13,387,668
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
  11-25-35                             6.00       11,021,935             10,720,554
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                             5.50        5,401,486              5,221,867

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                             5.50%      $5,400,709             $5,224,687
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                             5.50        9,089,608              9,270,134
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                             7.50        4,928,073              5,121,566
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                             5.50        2,462,946              2,364,338
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                             6.00        7,165,103              7,153,253
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                             6.00        7,961,423              7,668,755
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                             6.00        9,375,000              9,447,938
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                             6.00       11,334,982             11,455,360
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                             6.00       13,867,647             13,871,988
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                             6.50       15,135,490             14,430,752
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                             6.50       17,407,516             17,506,114
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                             3.63       15,103,944(i)           8,599,603

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-27 Cl 2A1
  12-25-35                             5.50%     $13,033,962            $12,779,901
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                             7.00        6,088,711(d)           6,813,361
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                             5.35        3,494,315(k)           3,442,075
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
  03-20-36                             5.34        6,740,564(k)           6,706,899
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                             6.50       17,014,021             17,248,629
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                             6.00       10,143,251(k)           9,658,957
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
  11-25-18                             6.00        1,822,294              1,879,979
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                            13.12       33,799,219(g)             216,526
Federal Home Loan Mtge Corp
  03-01-38                             6.00       30,000,000(j)          30,637,499
  03-01-38                             6.50       56,000,000(j)          58,152,527
Federal Home Loan Mtge Corp #170216
  03-01-17                             8.50            7,196                  7,856
Federal Home Loan Mtge Corp #1J1445
  01-01-37                             5.90       12,696,375(k)          13,090,343
Federal Home Loan Mtge Corp #284190
  01-01-17                             8.00              330                    355
Federal Home Loan Mtge Corp #290970
  04-01-17                             8.00            9,301                 10,002
Federal Home Loan Mtge Corp #295114
  06-01-17                             8.50            3,574                  3,902
Federal Home Loan Mtge Corp #540861
  09-01-19                             8.50           32,713                 35,904
Federal Home Loan Mtge Corp #A00304
  04-01-21                             9.00           43,494                 47,892

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C00103
  03-01-22                             8.50%        $101,372               $111,908
Federal Home Loan Mtge Corp #C00144
  08-01-22                             8.50           93,806                103,632
Federal Home Loan Mtge Corp #C00356
  08-01-24                             8.00          337,797                367,521
Federal Home Loan Mtge Corp #C00666
  10-01-28                             7.00           44,040                 46,852
Federal Home Loan Mtge Corp #C53878
  12-01-30                             5.50        1,546,514              1,564,061
Federal Home Loan Mtge Corp #C62993
  01-01-32                             6.50          993,653              1,041,443
Federal Home Loan Mtge Corp #C63552
  01-01-32                             6.50        1,557,607              1,650,003
Federal Home Loan Mtge Corp #C64703
  03-01-32                             6.50          874,490                923,960
Federal Home Loan Mtge Corp #C67723
  06-01-32                             7.00          711,889                762,962
Federal Home Loan Mtge Corp #C78031
  04-01-33                             5.50        8,431,591              8,543,967
Federal Home Loan Mtge Corp #C79930
  06-01-33                             5.50        7,260,278              7,331,400
Federal Home Loan Mtge Corp #C90767
  12-01-23                             6.00        6,628,504              6,840,886
Federal Home Loan Mtge Corp #D96300
  10-01-23                             5.50        4,778,309              4,873,409
Federal Home Loan Mtge Corp #E01127
  02-01-17                             6.50        1,028,526              1,076,142
Federal Home Loan Mtge Corp #E01419
  05-01-18                             5.50        3,876,637              3,978,758
Federal Home Loan Mtge Corp #E79810
  11-01-14                             7.50          834,816                879,946
Federal Home Loan Mtge Corp #E90216
  05-01-17                             6.00        1,234,264              1,276,290
Federal Home Loan Mtge Corp #E98725
  08-01-18                             5.00        8,730,641              8,870,458
Federal Home Loan Mtge Corp #E99684
  10-01-18                             5.00        9,118,337              9,266,267
Federal Home Loan Mtge Corp #G00286
  02-01-25                             8.00          140,825                153,216
Federal Home Loan Mtge Corp #G01108
  04-01-30                             7.00        2,710,308              2,883,401
Federal Home Loan Mtge Corp #G01441
  07-01-32                             7.00        2,536,529              2,689,067
Federal Home Loan Mtge Corp #G01535
  04-01-33                             6.00        9,622,518              9,960,663
Federal Home Loan Mtge Corp #G02757
  06-01-36                             5.00       25,402,750             25,066,413
Federal Home Loan Mtge Corp #G03419
  07-01-37                             6.00        7,764,657              7,934,582

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G11302
  07-01-17                             7.00%      $2,905,213             $3,044,895
Federal Home Loan Mtge Corp #G30225
  02-01-23                             6.00        9,208,754              9,504,523
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                             3.19        4,054,658(g)             936,373
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                             3.06          820,426(g)               9,217
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                            45.31        1,818,542(g)              19,910
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                            34.83        6,377,448(g,u)           571,917
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                            15.41        9,215,146(g,u)         1,053,562
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
  03-15-22                             7.00          461,870                461,870
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                             5.50        9,590,093              9,887,663
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                             6.50        3,276,705              3,483,970
Federal Natl Mtge Assn
  03-01-38                             5.00       10,500,000(j)          10,339,224
  03-01-38                             5.50       50,000,000(j)          50,281,249
  03-01-38                             6.00       67,250,000(j)          68,700,044
  03-01-38                             6.50       30,500,000(j)          31,605,624
  03-01-38                             7.00       30,000,000(j)          31,565,639
Federal Natl Mtge Assn #125479
  04-01-27                             7.50          220,169                238,634
Federal Natl Mtge Assn #190899
  04-01-23                             8.50          321,821                346,845

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #190944
  05-01-24                             6.00%      $5,298,793             $5,433,677
Federal Natl Mtge Assn #190988
  06-01-24                             9.00          269,849                294,129
Federal Natl Mtge Assn #231309
  09-01-23                             6.50          147,168                154,331
Federal Natl Mtge Assn #231310
  09-01-23                             6.50          369,887                387,891
Federal Natl Mtge Assn #250330
  09-01-25                             8.00          227,352                248,153
Federal Natl Mtge Assn #250495
  03-01-26                             7.00          567,755                606,038
Federal Natl Mtge Assn #250765
  12-01-26                             8.00          201,131                219,304
Federal Natl Mtge Assn #251116
  08-01-27                             8.00          234,842                256,128
Federal Natl Mtge Assn #252498
  06-01-29                             7.00            5,284                  5,642
Federal Natl Mtge Assn #253883
  08-01-16                             6.00        2,527,072              2,617,538
Federal Natl Mtge Assn #254236
  03-01-17                             6.50        1,469,956              1,541,869
Federal Natl Mtge Assn #254383
  06-01-32                             7.50          340,411                366,917
Federal Natl Mtge Assn #254802
  07-01-18                             4.50        2,635,701              2,652,563
Federal Natl Mtge Assn #254916
  09-01-23                             5.50        9,192,571              9,376,452
Federal Natl Mtge Assn #255788
  06-01-15                             5.50        2,561,006              2,676,231
Federal Natl Mtge Assn #268071
  01-01-24                             6.50          101,820                106,775
Federal Natl Mtge Assn #303226
  02-01-25                             8.00           97,475                106,319
Federal Natl Mtge Assn #313049
  08-01-11                             8.50          513,013                544,283
Federal Natl Mtge Assn #323933
  09-01-29                             7.00        3,642,369              3,889,142
Federal Natl Mtge Assn #408207
  01-01-28                             6.50          131,139                138,696
Federal Natl Mtge Assn #455791
  01-01-29                             6.50          412,690                432,058
Federal Natl Mtge Assn #489888
  05-01-29                             6.50        1,793,822              1,876,014
Federal Natl Mtge Assn #496029
  01-01-29                             6.50        2,063,281              2,164,008
Federal Natl Mtge Assn #50700
  03-01-08                             7.00           12,112                 12,114
Federal Natl Mtge Assn #545008
  06-01-31                             7.00        2,234,221              2,401,657

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545342
  04-01-13                             7.00%        $610,585               $616,651
Federal Natl Mtge Assn #545684
  05-01-32                             7.50          270,367                292,269
Federal Natl Mtge Assn #545869
  07-01-32                             6.50        2,035,179              2,129,806
Federal Natl Mtge Assn #545885
  08-01-32                             6.50        3,544,176              3,742,437
Federal Natl Mtge Assn #545910
  08-01-17                             6.00        4,204,562              4,362,443
Federal Natl Mtge Assn #555343
  08-01-17                             6.00        4,208,637              4,360,680
Federal Natl Mtge Assn #555375
  04-01-33                             6.00       21,148,460             21,891,353
Federal Natl Mtge Assn #555458
  05-01-33                             5.50       19,123,417             19,278,890
Federal Natl Mtge Assn #555528
  04-01-33                             6.00       13,963,582             14,338,695
Federal Natl Mtge Assn #555734
  07-01-23                             5.00        7,598,571              7,632,454
Federal Natl Mtge Assn #555740
  08-01-18                             4.50        8,952,102              9,012,599
Federal Natl Mtge Assn #555794
  09-01-28                             7.50          729,733                791,279
Federal Natl Mtge Assn #567840
  10-01-30                             7.00        1,162,580              1,241,346
Federal Natl Mtge Assn #587859
  12-01-16                             5.50        3,890,405              3,997,897
Federal Natl Mtge Assn #597374
  09-01-31                             7.00          629,400                678,090
Federal Natl Mtge Assn #606882
  10-01-31                             7.00          875,108                933,590
Federal Natl Mtge Assn #634650
  04-01-32                             7.50          152,374                164,238
Federal Natl Mtge Assn #638969
  03-01-32                             5.50        1,439,863              1,456,768
Federal Natl Mtge Assn #643362
  04-01-17                             6.50          668,759                701,475
Federal Natl Mtge Assn #646147
  06-01-32                             7.00        2,217,471              2,387,341
Federal Natl Mtge Assn #646446
  06-01-17                             6.50          983,778              1,031,906
Federal Natl Mtge Assn #649068
  06-01-17                             6.50        1,648,799              1,736,314
Federal Natl Mtge Assn #649263
  08-01-17                             6.50        1,716,731              1,807,688
Federal Natl Mtge Assn #654208
  10-01-32                             6.50        1,761,946              1,839,438
Federal Natl Mtge Assn #654682
  10-01-32                             6.00        1,170,635              1,211,134

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #654689
  11-01-32                             6.00%      $1,173,203             $1,205,130
Federal Natl Mtge Assn #656908
  09-01-32                             6.50        1,650,896              1,742,704
Federal Natl Mtge Assn #662061
  09-01-32                             6.50        1,506,587              1,572,848
Federal Natl Mtge Assn #667787
  02-01-18                             5.50        1,441,951              1,481,177
Federal Natl Mtge Assn #670382
  09-01-32                             6.00        9,900,376             10,166,336
Federal Natl Mtge Assn #670387
  08-01-32                             7.00        1,233,922              1,317,391
Federal Natl Mtge Assn #678028
  09-01-17                             6.00        4,823,360              4,997,611
Federal Natl Mtge Assn #678065
  02-01-33                             6.50          373,757                394,456
Federal Natl Mtge Assn #678937
  01-01-18                             5.50        2,452,795              2,523,127
Federal Natl Mtge Assn #678941
  02-01-18                             5.50        2,886,739              2,969,396
Federal Natl Mtge Assn #679095
  04-01-18                             5.00        4,837,095              4,912,396
Federal Natl Mtge Assn #680961
  01-01-33                             6.00          495,204                511,135
Federal Natl Mtge Assn #681400
  03-01-18                             5.50        4,489,493              4,613,262
Federal Natl Mtge Assn #682825
  01-01-33                             6.00        1,675,200              1,720,202
Federal Natl Mtge Assn #684586
  03-01-33                             6.00        3,059,699              3,158,420
Federal Natl Mtge Assn #686172
  02-01-33                             6.00        2,692,826              2,765,165
Federal Natl Mtge Assn #686528
  02-01-33                             6.00        3,221,272              3,325,265
Federal Natl Mtge Assn #687051
  01-01-33                             6.00       10,256,598             10,466,225
Federal Natl Mtge Assn #689093
  07-01-28                             5.50        3,117,891              3,154,498
Federal Natl Mtge Assn #694628
  04-01-33                             5.50        6,210,552              6,294,350
Federal Natl Mtge Assn #694795
  04-01-33                             5.50        7,495,518              7,595,487
Federal Natl Mtge Assn #694988
  03-01-33                             5.50       10,305,023             10,435,869
Federal Natl Mtge Assn #695202
  03-01-33                             6.50        3,643,378              3,796,942
Federal Natl Mtge Assn #695909
  05-01-18                             5.50        1,988,272              2,044,958
Federal Natl Mtge Assn #699424
  04-01-33                             5.50        4,189,538              4,245,557

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #702427
  04-01-33                             5.50%      $3,919,186             $3,971,673
Federal Natl Mtge Assn #710823
  05-01-33                             5.50          609,178                617,479
Federal Natl Mtge Assn #720070
  07-01-23                             5.50        2,381,325              2,428,959
Federal Natl Mtge Assn #720378
  06-01-18                             4.50        5,615,211              5,651,134
Federal Natl Mtge Assn #723687
  08-01-28                             5.50        3,959,497              4,005,985
Federal Natl Mtge Assn #725232
  03-01-34                             5.00       17,174,831             16,993,800
Federal Natl Mtge Assn #725425
  04-01-34                             5.50       23,034,966             23,265,754
Federal Natl Mtge Assn #725684
  05-01-18                             6.00        8,745,933              9,121,311
Federal Natl Mtge Assn #725719
  07-01-33                             4.85        6,689,860(k)           6,837,706
Federal Natl Mtge Assn #725813
  12-01-33                             6.50        9,143,282              9,528,662
Federal Natl Mtge Assn #730153
  08-01-33                             5.50        1,104,731              1,115,514
Federal Natl Mtge Assn #735212
  12-01-34                             5.00       19,129,004             18,907,559
Federal Natl Mtge Assn #735224
  02-01-35                             5.50       32,490,579             32,807,722
Federal Natl Mtge Assn #738921
  11-01-32                             6.50          780,500                819,895
Federal Natl Mtge Assn #743262
  10-01-18                             5.00        3,154,130              3,204,181
Federal Natl Mtge Assn #745355
  03-01-36                             5.00       13,579,033             13,405,767
Federal Natl Mtge Assn #747642
  11-01-28                             5.50        2,567,432              2,597,576
Federal Natl Mtge Assn #753074
  12-01-28                             5.50        6,841,908              6,922,238
Federal Natl Mtge Assn #753091
  12-01-33                             5.50        4,204,376              4,245,415
Federal Natl Mtge Assn #753919
  12-01-33                             4.94        5,357,706(k)           5,495,191
Federal Natl Mtge Assn #759342
  01-01-34                             6.50        1,465,701              1,535,789
Federal Natl Mtge Assn #765759
  12-01-18                             5.00        3,302,447              3,353,858
Federal Natl Mtge Assn #766641
  03-01-34                             5.00        6,367,559              6,293,845
Federal Natl Mtge Assn #776962
  04-01-29                             5.00       16,421,479             16,300,407
Federal Natl Mtge Assn #804442
  12-01-34                             6.50        1,191,580              1,238,855

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #837258
  09-01-35                             4.93%      $2,557,238(k)          $2,627,639
Federal Natl Mtge Assn #882063
  06-01-36                             6.50        3,551,690              3,722,752
Federal Natl Mtge Assn #886291
  07-01-36                             7.00        6,262,703              6,653,830
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                             9.86       14,096,493(g)           3,178,521
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                            10.85        2,699,983(g)             429,435
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                             6.11          715,671(g)              96,485
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                             5.35       13,751,386(g)           3,231,576
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                             5.07       21,504,250(g)           4,838,456
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 Cl SC
  10-25-35                            20.00       24,010,488(g,u)         2,633,230
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series 43 Cl 1
  09-01-18                             5.77           18,632(h)              16,605
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                             8.00        3,084,503              3,322,936
Govt Natl Mtge Assn #345538
  02-15-24                             8.00          118,552                130,085
Govt Natl Mtge Assn #398831
  08-15-26                             8.00          128,147                140,748
Govt Natl Mtge Assn #423782
  05-15-26                             7.50          396,389                428,332

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #425004
  10-15-33                             5.50%      $3,506,089             $3,592,091
Govt Natl Mtge Assn #426170
  06-15-26                             8.00          106,364                116,822
Govt Natl Mtge Assn #595256
  12-15-32                             6.00        5,673,606              5,889,411
Govt Natl Mtge Assn #604580
  08-15-33                             5.00        3,529,449              3,542,806
Govt Natl Mtge Assn #604708
  10-15-33                             5.50        9,284,457              9,512,199
Govt Natl Mtge Assn #606844
  09-15-33                             5.00        8,574,360              8,606,807
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                            16.10        7,180,237(g)           1,071,268
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                            53.88        1,157,118(g)              58,792
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                             4.50       81,001,432(g)             316,412
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                             5.84        5,938,095(k)           5,793,265
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                             6.35       11,627,258(k)          10,209,779
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                             7.00          113,244(d)             113,049
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                             6.25           33,753(d)              33,521
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                             6.50       18,587,723             19,614,438
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                             5.00        5,282,993              5,306,122

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                             6.00%      $3,140,037             $3,126,786
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                             5.00        4,399,892              4,511,473
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                             5.00        6,101,465              5,969,673
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                             6.00       16,577,193             16,753,616
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                             6.00        5,482,478              5,565,748
Residential Funding Mtge Securities I
 Collateralized Mtge Obligation
 Series 2005-S6 Cl A8
  08-25-35                             5.25       19,023,289             18,459,650
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                             5.50       12,330,768             12,090,414
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                             7.10       31,416,613(g)             137,448
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                             4.50        4,257,766              4,102,443
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                             5.29        5,053,790(k)           5,040,181
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                             5.94        4,792,248(k)           4,806,421
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                             5.66        7,017,016(k)           6,580,487

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  23

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2003-16 Cl 1A1
  12-25-18                             4.75%     $15,096,601            $14,879,882
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                             5.00       24,845,875             23,657,745
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                             5.50       10,947,764             10,790,390
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                             6.02        4,602,230(k)           4,629,012
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                             5.11       10,623,264(k)          10,425,812
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                             6.00       15,602,697             15,575,081
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                             6.00        6,840,757              6,516,890
                                                                    ---------------
Total                                                                 1,483,344,782
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
  11-01-13                             6.88        1,535,000              1,504,300
L-3 Communications
  01-15-15                             5.88        1,565,000              1,521,963
L-3 Communications
 Series B
  10-15-15                             6.38        1,675,000              1,662,437
                                                                    ---------------
Total                                                                     4,688,700
-----------------------------------------------------------------------------------

BANKING (2.7%)
Citigroup
 Sr Unsecured
  02-14-11                             5.13        3,830,000              3,926,995
  03-05-38                             6.88        9,570,000(j)           9,646,656
Credit Suisse New York
 Sub Nts
  02-15-18                             6.00        9,545,000              9,760,049
JPMorgan Chase & Co
 Sr Nts
  01-15-18                             6.00        8,860,000              9,219,805

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BANKING (CONT.)
JPMorgan Chase Bank
 Sub Nts
  10-01-17                             6.00%      $6,005,000(o)          $6,227,683
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                             5.63       17,095,000             16,188,661
Popular North America
 Sr Nts
  10-01-08                             3.88       29,222,000             29,047,661
Regions Bank
 Sub Nts
  06-26-37                             6.45          635,000                579,812
                                                                    ---------------
Total                                                                    84,597,322
-----------------------------------------------------------------------------------

BROKERAGE (1.1%)
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                             6.20       18,625,000             18,805,626
Merrill Lynch & Co
  02-05-13                             5.45        6,770,000              6,828,425
Morgan Stanley
 Sr Unsecured
  12-28-17                             5.95        9,760,000              9,712,771
                                                                    ---------------
Total                                                                    35,346,822
-----------------------------------------------------------------------------------

CHEMICALS (--%)
NALCO
 Sr Unsecured
  11-15-11                             7.75        1,415,000              1,429,150
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Clorox
 Sr Unsecured
  10-15-12                             5.45        2,805,000              2,902,025
  03-01-13                             5.00        3,790,000(j)           3,837,148
                                                                    ---------------
Total                                                                     6,739,173
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
General Electric
 Sr Unsecured
  12-06-17                             5.25        5,300,000              5,331,800
Tyco Electronics Group
  10-01-12                             6.00        1,555,000(c,d)         1,641,033
                                                                    ---------------
Total                                                                     6,972,833
-----------------------------------------------------------------------------------

ELECTRIC (3.2%)
Consumers Energy
 1st Mtge Series F
  05-15-10                             4.00        1,040,000              1,049,951

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Consumers Energy
1st Mtge Series H
  02-17-09                             4.80%     $13,520,000            $13,664,758
Duke Energy Carolinas LLC
 Sr Unsecured Series D
  03-01-10                             7.38        8,905,000              9,626,412
Entergy Gulf States
 1st Mtge
  06-01-08                             3.60        5,500,000              5,480,052
Exelon
 Sr Unsecured
  06-15-10                             4.45       10,760,000             10,889,334
FirstEnergy
 Sr Unsecured Series B
  11-15-11                             6.45        1,535,000              1,625,135
Florida Power
 1st Mtge
  03-01-13                             4.80        2,595,000              2,712,242
Indiana Michigan Power
 Sr Unsecured
  03-15-37                             6.05        8,850,000              8,320,726
IPALCO Enterprises
 Sr Secured
  11-14-08                             8.38          400,000                403,000
  11-14-11                             8.63        3,680,000              3,864,000
Majapahit Holding
  10-17-16                             7.75          480,000(c,d)           474,000
Metropolitan Edison
 Sr Secured
  03-15-10                             4.45        1,810,000              1,854,387
Michigan Strategic Fund
  04-01-35                             7.45        1,850,000(i,p)         1,850,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                             8.56          163,621                174,256
Nevada Power
 Series M
  03-15-16                             5.95        2,585,000(o)           2,604,605
NiSource Finance
 Sr Nts
  03-01-13                             6.15        3,505,000              3,646,413
Northern States Power
 Sr Unsecured
  08-01-09                             6.88        5,730,000              6,001,516
NRG Energy
  02-01-14                             7.25          695,000                678,494
  01-15-17                             7.38          800,000                770,000
Ohio Air Quality Development Authority
  11-01-40                             7.81        6,750,000(i,p)         6,750,000
Portland General Electric
  03-15-10                             7.88        2,935,000              3,209,411

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Potomac Electric Power
 Secured
  06-01-35                             5.40%      $3,040,000(o)          $2,628,776
Public Service Company of Colorado
 Sr Unsecured Series A
  07-15-09                             6.88        2,005,000              2,094,311
Sierra Pacific Power
 Series M
  05-15-16                             6.00        8,145,000              8,207,000
Xcel Energy
 Sr Unsecured
  07-01-08                             3.40        3,315,000              3,308,469
                                                                    ---------------
Total                                                                   101,887,248
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                             9.30        5,463,794(p)           5,463,794
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.9%)
Cadbury Schweppes US Finance
  10-01-08                             3.88       31,950,000(d,o)        32,036,776
ConAgra Foods
 Sr Unsecured
  09-15-11                             6.75        3,510,000              3,788,522
Cott Beverages USA
  12-15-11                             8.00        2,650,000              2,173,000
Diageo Capital
  01-30-13                             5.20        3,400,000(c)           3,527,561
HJ Heinz
 Sr Unsecured
  12-01-08                             6.43        5,920,000(d)           6,072,144
Molson Coors Capital Finance
  09-22-10                             4.85       12,180,000(c,o)        12,597,287
                                                                    ---------------
Total                                                                    60,195,290
-----------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                             8.00          750,000                727,500
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                             4.00        4,005,000              4,036,547
-----------------------------------------------------------------------------------

GAS PIPELINES (1.3%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                             7.75        3,685,000              4,044,505

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  25

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
GAS PIPELINES (CONT.)
Colorado Interstate Gas
Sr Unsecured
  11-15-15                             6.80%     $13,260,000            $13,962,952
Kinder Morgan Energy Partners LP
 Sr Unsecured
  03-15-11                             6.75        2,120,000              2,260,452
Northern Natural Gas
 Sr Unsecured
  02-15-37                             5.80        1,535,000(d)           1,490,758
Northwest Pipeline
 Sr Unsecured
  04-15-17                             5.95        3,515,000              3,435,913
Southern Natural Gas
 Sr Unsecured
  04-01-17                             5.90        5,925,000(d)           5,912,350
Southern Star Central
 Sr Nts
  03-01-16                             6.75        1,460,000              1,397,950
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                             6.40        3,436,000              3,478,950
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
  08-15-11                             7.00        4,880,000              5,160,600
                                                                    ---------------
Total                                                                    41,144,430
-----------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Cardinal Health
 Sr Unsecured
  06-15-12                             5.65        3,495,000(d)           3,657,856
Omnicare
  12-15-13                             6.75        2,370,000              2,109,300
  12-15-15                             6.88          355,000                309,738
                                                                    ---------------
Total                                                                     6,076,894
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.6%)
Aetna
 Sr Unsecured
  12-15-37                             6.75        4,460,000              4,424,142
Coventry Health Care
 Sr Unsecured
  08-15-14                             6.30        3,040,000              3,139,913
UnitedHealth Group
  11-15-37                             6.63        7,150,000              6,790,126
  02-15-38                             6.88        3,215,000              3,184,843
WellPoint
 Sr Unsecured
  01-15-36                             5.85        1,872,000              1,629,980
                                                                    ---------------
Total                                                                    19,169,004
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

INDEPENDENT ENERGY (1.3%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                             5.95%     $10,290,000            $10,665,389
Canadian Natural Resources
  02-01-39                             6.75        4,270,000(c)           4,336,911
Chesapeake Energy
  01-15-16                             6.63        2,452,000              2,387,635
Denbury Resources
  04-01-13                             7.50          250,000                252,500
Denbury Resources
 Sr Sub Nts
  12-15-15                             7.50          180,000                182,250
EnCana
  11-01-11                             6.30        7,025,000(c)           7,533,912
EnCana
 Sr Nts
  10-15-13                             4.75        1,265,000(c)           1,281,268
Range Resources
  03-15-15                             6.38          425,000                417,563
  05-15-16                             7.50          180,000                185,850
XTO Energy
 Sr Unsecured
  02-01-14                             4.90       11,175,000             11,039,447
  01-31-15                             5.00        1,695,000              1,715,916
  06-30-15                             5.30        1,395,000              1,423,485
                                                                    ---------------
Total                                                                    41,422,126
-----------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
TNK-BP Finance
  03-13-18                             7.88          545,000(c,d)           556,140
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.7%)
Lincoln Natl
 Sr Unsecured
  10-09-37                             6.30        2,795,000              2,596,946
Pricoa Global Funding 1
 Secured
  10-18-12                             5.40        5,250,000(d)           5,512,395
 Principal Life Income Funding
  Secured
  12-14-12                             5.30        4,615,000              4,774,739
Prudential Financial
 Sr Unsecured
  12-01-37                             6.63        9,990,000              9,801,689
                                                                    ---------------
Total                                                                    22,685,769
-----------------------------------------------------------------------------------

MEDIA CABLE (1.2%)
Comcast
  03-15-11                             5.50       11,150,000             11,464,653
  03-15-37                             6.45       13,170,000             12,539,592

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)
Comcast MO of Delaware LLC
  09-01-08                             9.00%      $9,500,000             $9,686,162
CSC Holdings
 Sr Unsecured Series B
  07-15-09                             8.13        1,970,000              2,004,475
Videotron Ltee
  01-15-14                             6.88        1,310,000(c)           1,270,700
                                                                    ---------------
Total                                                                    36,965,582
-----------------------------------------------------------------------------------

MEDIA NON CABLE (2.3%)
British Sky Broadcasting Group
  02-23-09                             6.88       14,665,000(c)          15,160,808
British Sky Broadcasting Group
 Sr Unsecured
  02-15-18                             6.10        6,870,000(c,d)         6,951,355
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                             8.50          560,000                524,300
EchoStar DBS
  10-01-13                             7.00          225,000                221,625
  10-01-14                             6.63          363,000                349,388
  02-01-16                             7.13          940,000                923,550
News America
  12-15-35                             6.40        8,575,000              8,397,343
News America
 Sr Unsecured
  11-15-37                             6.65        2,665,000(d)           2,689,198
Reed Elsevier Capital
  08-01-11                             6.75        6,950,000              7,393,758
RH Donnelley
 Sr Nts
  10-15-17                             8.88        1,140,000(d)             735,300
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                             6.13       15,800,000             15,476,763
Thomson
 Sr Unsecured
  08-15-09                             4.25        5,825,000(c)           5,936,118
  10-01-14                             5.70        8,465,000(c)           8,773,922
                                                                    ---------------
Total                                                                    73,533,428
-----------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                             8.25        1,795,000              1,886,994
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Gaz Capital for Gazprom
 Sr Nts
  11-22-16                             6.21          450,000(c,d)           423,000

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
OIL FIELD SERVICES (CONT.)
Transocean
 Sr Unsecured
  03-15-38                             6.80%      $2,140,000(c)          $2,233,304
                                                                    ---------------
Total                                                                     2,656,304
-----------------------------------------------------------------------------------

PACKAGING (0.1%)
Crown Americas LLC/Capital
  11-15-13                             7.63          680,000                688,500
  11-15-15                             7.75          530,000                541,925
Owens-Brockway Glass Container
  05-15-13                             8.25        3,345,000              3,462,075
                                                                    ---------------
Total                                                                     4,692,500
-----------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
  02-15-13                             7.25          905,000(c)             819,025
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                             8.00        1,900,000              1,681,500
                                                                    ---------------
Total                                                                     2,500,525
-----------------------------------------------------------------------------------

RAILROADS (0.7%)
Canadian Pacific Railway
  05-15-37                             5.95        1,965,000(c)           1,664,571
CSX
 Sr Unsecured
  10-15-08                             6.25        4,490,000              4,556,582
  11-01-09                             4.88        1,710,000              1,744,901
  03-15-12                             6.30        3,965,000              4,174,479
  03-15-13                             5.75        9,665,000             10,048,595
                                                                    ---------------
Total                                                                    22,189,128
-----------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
  05-01-17                             5.70        4,635,000              3,782,091
ERP Operating LP
 Sr Unsecured
  06-15-17                             5.75        3,875,000              3,516,330
Simon Property Group LP
 Sr Unsecured
  12-01-16                             5.25          840,000                769,165
                                                                    ---------------
Total                                                                     8,067,586
-----------------------------------------------------------------------------------

RETAILERS (0.9%)
Home Depot
 Sr Unsecured
  03-01-11                             5.20        1,865,000              1,887,065
Kohl's
 Sr Unsecured
  12-15-17                             6.25       10,795,000             10,752,284

                            See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  27

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
RETAILERS (CONT.)
Macys Retail Holdings
  07-15-09                             4.80%     $16,219,000            $16,226,250
                                                                    ---------------
Total                                                                    28,865,599
-----------------------------------------------------------------------------------

SUPERMARKETS (0.1%)
Kroger
  04-15-12                             6.75        3,455,000              3,746,637
-----------------------------------------------------------------------------------

TECHNOLOGY (--%)
Communications & Power Inds
  02-01-12                             8.00          110,000                107,938
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Erac USA Finance
  10-15-17                             6.38       19,885,000(d)          18,331,981
FedEx
  04-01-09                             3.50        7,705,000              7,701,772
                                                                    ---------------
Total                                                                    26,033,753
-----------------------------------------------------------------------------------

WIRELINES (5.1%)
AT&T
 Sr Unsecured
  09-15-09                             4.13        1,390,000              1,408,160
  03-15-11                             6.25       13,411,000(o)          14,345,371
  02-01-18                             5.50        4,680,000              4,704,617
  01-15-38                             6.30       16,675,000             16,401,864
Sprint Capital
  03-15-32                             8.75        2,665,000              2,078,700
Telecom Italia Capital
  11-15-13                             5.25       22,720,000(c)          22,506,932
Telefonica Europe
  09-15-10                             7.75       17,311,000(c)          18,817,178
TELUS
  06-01-11                             8.00       39,688,500(c)          44,090,430
Verizon New York
 Sr Unsecured Series A
  04-01-12                             6.88       25,808,000             27,774,234
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                             5.65        6,470,000              6,772,343
Windstream
  08-01-16                             8.63        2,025,000              2,060,438
  03-15-19                             7.00          420,000                382,200
                                                                    ---------------
Total                                                                   161,342,467
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $3,198,969,120)                                               $3,202,435,026
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.3%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                   VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                             6.71%     $10,835,000            $10,023,567
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $10,833,917)                                                     $10,023,567
-----------------------------------------------------------------------------------

SENIOR LOANS (1.0%)(l)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 Tranche B2 Term Loan
  03-31-08                        5.47-6.09%      $2,681,130             $2,274,483
-----------------------------------------------------------------------------------

HEALTH CARE (0.5%)
Community Health Systems
 Delayed Draw Term Loan
  TBD                                   TBD          253,243(j,m,n)         231,571
Community Health Systems
 Tranche B Term Loan
  05-30-08                             5.34        5,035,317              4,600,115
HCA
 Tranche B Term Loan
  03-31-08                             7.08        7,265,253              6,653,155
Vanguard Health Systems
 Term Loan
  03-31-08                             5.37        1,470,169              1,341,529
                                                                    ---------------
Total                                                                    12,826,370
-----------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
  04-30-08                             5.26        4,259,000              3,732,332
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Idearc
 Tranche B Term Loan
  03-31-08                             6.83        3,563,700              2,906,661
Nielsen Finance
 Term Loan
  05-09-08                             5.35        2,958,167(c)           2,599,489
Univision Communications
 Delayed Draw Term Loan
  TBD                                   TBD           45,914(j,m,n)          38,542

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
Univision Communications
Term Loan B
  04-30-08                        5.38-5.49%      $1,322,321             $1,110,300
                                                                    ---------------
Total                                                                     6,654,992
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Dresser
 Tranche B 1st Lien Term Loan
  05-19-08                        5.57-5.62        1,598,176              1,479,319
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.1%)
Asurion
 Tranche B Term Loan
  05-06-08                             6.10        2,158,000              1,833,761
-----------------------------------------------------------------------------------

TECHNOLOGY (--%)
Flextronics Intl
 Term Loan
  04-03-08                        7.39-7.40        1,210,302              1,134,657
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
  04-15-08                             7.46          347,788                326,921
                                                                    ---------------
Total                                                                     1,461,578
-----------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  04-14-08                        5.39-6.63        1,690,000              1,474,052
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $35,712,565)                                                     $31,736,887
-----------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                   VALUE(A)
PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                 6,950,000(b)                  $7
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $--)                                                                      $7
-----------------------------------------------------------------------------------

MONEY MARKET FUND (6.0%)(r)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 189,787,738(t)        $189,787,738
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $189,787,738)                                                   $189,787,738
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,435,303,340)(x)                                            $3,433,983,225
===================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                NUMBER OF                                            UNREALIZED
                                CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year              903         $107,118,375       June 2008        $2,972,098
U.S. Treasury Note,
   2-year                            166           35,677,032       June 2008           231,662
U.S. Treasury Note,
   5-year                           (429)         (49,261,268)     March 2008        (1,927,314)
U.S. Treasury Note,
   5-year                         (1,102)        (125,903,500)      June 2008        (1,785,698)
U.S. Treasury Note,
   10-year                          (697)         (82,725,187)     March 2008        (1,732,999)
U.S. Treasury Note,
   10-year                          (320)         (37,530,000)      June 2008          (833,180)
-------------------------------------------------------------------------------------------------
Total                                                                               $(3,075,431)
-------------------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT  29

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                                                                         NOTIONAL
                             REFERENCED      BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL     UNREALIZED     UNREALIZED
COUNTERPARTY                   ENTITY       PROTECTION   FIXED RATE         DATE          AMOUNT     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special      Kinder Morgan
   Financing               Energy Partners      Buy         .41%       March 20, 2011   $2,120,000      $24,220             $--
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group             Home Depot      Buy          .50       March 20, 2011    1,740,000       61,197              --
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special      Reed Elsevier
   Financing                       Capital      Buy          .18       Sept. 20, 2011    5,215,000      128,081              --
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group          ConAgra Foods      Buy          .18       Sept. 20, 2011    3,510,000       50,617              --
--------------------------------------------------------------------------------------------------------------------------------
Citibank                     Reed Elsevier      Buy          .26       Sept. 20, 2011    1,735,000       37,680              --
                                   Capital
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group            FirstEnergy      Buy          .60        Dec. 20, 2011    1,535,000       20,274              --
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group                 Kroger      Buy          .36       March 20, 2012    3,455,000       58,361              --
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank       Cardinal Health      Buy         .225        June 20, 2012    3,495,000       76,704              --
--------------------------------------------------------------------------------------------------------------------------------
Citibank                            Clorox      Buy          .31        Dec. 20, 2012    2,805,000       76,496              --
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank              NiSource      Buy          .55        Dec. 20, 2012    3,505,000      151,998              --
                                   Finance
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank              Lehman Brothers     Sell         1.23        Dec. 20, 2012    3,440,000           --        (134,665)
                                  Holdings
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $685,628       $(134,665)
--------------------------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEB. 29, 2008

                               CURRENCY TO BE            CURRENCY TO BE         UNREALIZED         UNREALIZED
EXCHANGE DATE                    DELIVERED                  RECEIVED           APPRECIATION       DEPRECIATION
--------------------------------------------------------------------------------------------------------------
March 5, 2008                           6,147,255               6,776,000           $162,465             $--
                                      U.S. Dollar       Australian Dollar
--------------------------------------------------------------------------------------------------------------
March 5, 2008                  4,230,000 European          6,195,004 U.S.                 --        (225,515)
                                    Monetary Unit                  Dollar
--------------------------------------------------------------------------------------------------------------
March 5, 2008                          15,492,408       7,854,000 British            108,619              --
                                      U.S. Dollar                   Pound
--------------------------------------------------------------------------------------------------------------
March 5, 2008                             204,240         105,000 British              4,330              --
                                      U.S. Dollar                   Pound
--------------------------------------------------------------------------------------------------------------
March 5, 2008              1,001,811,000 Japanese          9,404,204 U.S.                 --        (237,602)
                                              Yen                  Dollar
--------------------------------------------------------------------------------------------------------------
March 5, 2008                 11,517,000 Japanese            106,547 U.S.                 --          (4,297)
                                              Yen                  Dollar
--------------------------------------------------------------------------------------------------------------
March 5, 2008                           9,120,627          11,595,000 New            144,669              --
                                      U.S. Dollar           Zeland Dollar
--------------------------------------------------------------------------------------------------------------
March 5, 2008                  39,771,000 Swedish          6,269,419 U.S.                 --        (181,463)
                                            Krona                  Dollar
--------------------------------------------------------------------------------------------------------------
March 5, 2008                  58,748,000 Swedish          9,344,882 U.S.                 --        (184,083)
                                            Krona                  Dollar
--------------------------------------------------------------------------------------------------------------
Total                                                                               $420,083       $(832,960)
--------------------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE DIVERSIFIED BOND FUND - 2008 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 29, 2008, the value of foreign securities represented 6.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $173,639,219 or 5.4% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 29, 2008.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 29, 2008.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(j) At Feb. 29, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $294,490,497. See Note 1 to the financial statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  31

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) At Feb. 29, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Community Health Systems                                            $253,243
Univision Communications                                              45,914
-----------------------------------------------------------------------------
Total                                                               $299,157
-----------------------------------------------------------------------------

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) At Feb. 29, 2008, investments in securities included securities valued at $3,254,711 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Banc of America Funding*
   Collateralized Mtge Obligation
   Series 2006-2 Cl N1
   7.25% 2046                                   11-14-06                  $408,171
Michigan Strategic Fund
   7.45% 2035                                   02-27-08                 1,850,000
Ohio Air Quality Development
   Authority
   7.81% 2040                                   02-28-08                 6,750,000
United Artists Theatre Circuit
   9.30% Pass-Through Ctfs 2015          02-23-96 thru 08-12-96          5,286,255

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(q) At Feb. 29, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

--------------------------------------------------------------------------------

 32 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

(r) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.5% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 5.5% of net assets.

(s) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(t) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(u) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 29, 2008. At Feb. 29, 2008, the value of inverse floaters represented 0.1% of net assets.

(v) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 29, 2008:

                         PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                   AMOUNT            DATE          RECEIVABLE         VALUE
--------------------------------------------------------------------------------------
Federal Natl Mtge
   Assn
  03-01-23 5.50%         $9,700,000        03-18-08        $9,901,578       $9,912,188

(w) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(x) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $3,435,303,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $50,161,000
Unrealized depreciation                                            (51,481,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,320,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  33

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 34 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
---------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
FEB. 29, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $3,245,515,602)       $3,244,195,487
   Affiliated money market fund (identified cost
      $189,787,738)                                                189,787,738
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $3,435,303,340)                                               3,433,983,225
Cash                                                                 1,443,404
Foreign currency holdings (identified cost $1,022)                       1,039
Capital shares receivable                                           18,304,599
Accrued interest receivable                                         26,615,542
Receivable for investment securities sold                          173,310,481
Unrealized appreciation on forward foreign currency
   contracts                                                           420,083
Unrealized appreciation on swap contracts                              685,628
------------------------------------------------------------------------------
Total assets                                                     3,654,764,001
------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
   $9,901,578)                                                       9,912,188
Dividends payable to shareholders                                      734,890
Capital shares payable                                               4,781,590
Payable for investment securities purchased                        134,873,707
Payable for securities purchased on a forward-commitment
   basis                                                           294,490,497
Payable upon return of securities loaned                            17,488,750
Variation margin payable                                             1,734,996
Unrealized depreciation on forward foreign currency
   contracts                                                           832,960
Unrealized depreciation on swap contracts                              134,665
Accrued investment management services fee                              39,141
Accrued distribution fee                                               567,385
Accrued transfer agency fee                                              2,008
Accrued administrative services fee                                      5,351
Accrued plan administration services fee                                16,729
Other accrued expenses                                                 248,709
Collateral and deposits payable                                        271,000
------------------------------------------------------------------------------
Total liabilities                                                  466,134,566
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $3,188,629,435
==============================================================================

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  35

FEB. 29, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    6,561,139
Additional paid-in capital                                       3,340,228,720
Undistributed net investment income                                    263,274
Accumulated net realized gain (loss)                              (154,155,942)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                       (4,267,756)
------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $3,188,629,435
==============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                         $1,992,441,163
                                            Class B                         $  315,423,798
                                            Class C                         $   22,154,418
                                            Class I                         $  335,123,369
                                            Class R2                        $        5,055
                                            Class R3                        $        5,055
                                            Class R4                        $   83,163,433
                                            Class R5                        $        5,044
                                            Class W                         $  440,308,100
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)         410,033,739   $         4.86
                                            Class B shares     64,916,992   $         4.86
                                            Class C shares      4,558,372   $         4.86
                                            Class I shares     68,881,896   $         4.87
                                            Class R2 shares         1,040   $         4.86
                                            Class R3 shares         1,040   $         4.86
                                            Class R4 shares    17,135,361   $         4.85
                                            Class R5 shares         1,040   $         4.85
                                            Class W shares     90,584,459   $         4.86
------------------------------------------------------------------------------------------
*Including securities on loan, at value                                     $   17,298,690
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.10. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 36 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEB. 29, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $ 82,351,729
Income distributions from affiliated money market fund             1,345,182
Fee income from securities lending                                    24,414
   Less foreign taxes withheld                                       (21,379)
----------------------------------------------------------------------------
Total income                                                      83,699,946
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 6,901,241
Distribution fee
   Class A                                                         2,441,982
   Class B                                                         1,534,340
   Class C                                                            90,701
   Class R2                                                               13
   Class R3                                                                6
   Class W                                                           415,227
Transfer agency fee
   Class A                                                         1,452,863
   Class B                                                           243,168
   Class C                                                            13,985
   Class R2                                                                2
   Class R3                                                                2
   Class R4                                                           19,561
   Class R5                                                                2
   Class W                                                           332,181
Administrative services fee                                          946,353
Plan administration services fee
   Class R2                                                                6
   Class R3                                                                6
   Class R4                                                           97,806
Compensation of board members                                         29,826
Custodian fees                                                       132,550
Printing and postage                                                 227,710
Registration fees                                                    103,750
Professional fees                                                     35,393
Other                                                                 41,279
----------------------------------------------------------------------------
Total expenses                                                    15,059,953
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (856,679)
----------------------------------------------------------------------------
                                                                  14,203,274
   Earnings and bank fee credits on cash balances                    (77,159)
----------------------------------------------------------------------------
Total net expenses                                                14,126,115
----------------------------------------------------------------------------
Investment income (loss) -- net                                   69,573,831
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  37

SIX MONTHS ENDED FEB. 29, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $ 30,172,439
   Foreign currency transactions                                    (947,637)
   Futures contracts                                             (12,082,613)
   Swap transactions                                              (6,400,486)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           10,741,703
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     16,749,751
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             27,491,454
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 97,065,285
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 38 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       FEB. 29, 2008       AUG. 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                         $   69,573,831     $  122,100,738
Net realized gain (loss) on investments                    10,741,703         20,868,248
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       16,749,751          6,273,301
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              97,065,285        149,242,287
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (44,152,519)       (86,827,158)
      Class B                                              (5,772,536)       (13,755,846)
      Class C                                                (340,014)          (626,596)
      Class I                                              (8,592,514)       (15,257,999)
      Class R2                                                   (103)              (141)
      Class R3                                                   (110)              (151)
      Class R4                                             (1,816,932)        (4,383,933)
      Class R5                                                   (121)              (167)
      Class W                                              (7,203,076)        (2,150,062)
   Tax return of capital
      Class A                                                      --         (1,969,457)
      Class B                                                      --           (312,017)
      Class C                                                      --            (14,213)
      Class I                                                      --           (346,089)
      Class R2                                                     --                 (3)
      Class R3                                                     --                 (3)
      Class R4                                                     --            (99,439)
      Class R5                                                     --                 (4)
      Class W                                                      --            (48,769)
-----------------------------------------------------------------------------------------
Total distributions                                       (67,877,925)      (125,792,047)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  39

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       FEB. 29, 2008       AUG. 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      $  209,154,216     $  341,978,156
   Class B shares                                          51,541,986         73,778,423
   Class C shares                                           7,263,822          4,309,754
   Class I shares                                          37,439,890        162,095,736
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                         18,644,738         29,755,649
   Class R5 shares                                                 --              5,000
   Class W shares                                         251,590,639        267,590,689
Reinvestment of distributions at net asset value
   Class A shares                                          37,471,139         71,340,780
   Class B shares                                           5,421,231         12,481,391
   Class C shares                                             313,462            558,059
   Class I shares                                           8,880,456         15,346,042
   Class R4 shares                                          1,867,962          4,481,258
   Class W shares                                           7,296,951          2,006,618
Payments for redemptions
   Class A shares                                        (210,321,455)      (507,058,109)
   Class B shares                                         (47,987,201)      (187,649,959)
   Class C shares                                          (2,426,343)        (5,462,345)
   Class I shares                                        (101,031,958)       (69,529,553)
   Class R4 shares                                        (15,909,718)      (129,682,278)
   Class W shares                                         (44,068,765)       (46,272,210)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           215,141,052         40,083,101
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   244,328,412         63,533,341
Net assets at beginning of period                       2,944,301,023      2,880,767,682
-----------------------------------------------------------------------------------------
Net assets at end of period                            $3,188,629,435     $2,944,301,023
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                   $      263,274     $   (1,432,632)
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 40 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
-----------------------------

(Unaudited as to Feb. 29, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Diversified Bond Fund (the Fund) is a series of RiverSource Diversified Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Diversified Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage-and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Feb. 29, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  41

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Feb. 29, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 29, 2008 was $14,301,843 representing 0.45% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

 42 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Feb. 29, 2008, the Fund has entered into outstanding when-issued securities of $294,490,497.

The fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of Investments." At Feb. 29, 2008, the Fund has entered into unfunded loan commitments of $299,157.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  43

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Feb. 29, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Feb. 29, 2008, foreign currency holdings consisted of European monetary units and British pounds.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The

--------------------------------------------------------------------------------

 44 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to Portfolio of Investments."

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT 45 equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. At Feb. 29, 2008, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At Feb. 29, 2008, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers

--------------------------------------------------------------------------------

 46 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarachy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Sept. 1, 2008. The adoption of

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  47

SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. The management fee for the six months ended Feb. 29, 2008 was 0.46% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Feb. 29, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Feb. 29, 2008, other expenses paid to this company were $7,762.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market

--------------------------------------------------------------------------------

 48 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $966,536 for Class A, $92,873 for Class B and $1,706 for Class C for the six months ended Feb. 29, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Feb. 29, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.53% for Class I, 1.08% for Class R2, 0.81% for Class R3,

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  49

0.76% for Class R4, 0.58% for Class R5 and 0.98% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $384,803, $62,169, $3,564, $19,561 and $1,237 for Class A, Class B, Class
C, Class R4 and Class W, respectively, the plan administration services fees at the class level were $6, $6, and $6,973 for Class R2, Class R3 and Class R4, respectively, and the management fees at the Fund level were $378,360. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.53% for Class I, 1.33% for Class R2, 1.08% for Class R3, 0.77% for Class R4, 0.58% for Class R5 and 0.98% for Class W of the Fund's average daily net assets until Aug. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Feb. 29, 2008, the Fund's custodian and transfer agency fees were reduced by $77,159 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,505,010,371 and $3,497,399,034, respectively, for the six months ended Feb. 29, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED FEB. 29, 2008
                                           ISSUED FOR
                                           REINVESTED                              NET
                               SOLD       DISTRIBUTIONS      REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                     42,978,137      7,717,441       (43,300,034)         7,395,544
Class B                     10,587,346      1,117,144        (9,881,141)         1,823,349
Class C                      1,492,755         64,563          (498,807)         1,058,511
Class I                      7,692,803      1,827,001       (20,772,005)       (11,252,201)
Class R2                            --             --                --                 --
Class R3                            --             --                --                 --
Class R4                     3,830,768        385,277        (3,281,343)           934,702
Class R5                            --             --                --                 --
Class W                     51,780,315      1,502,669        (9,057,553)        44,225,431
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 50 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

                                                 YEAR ENDED AUG. 31, 2007
                                           ISSUED FOR
                                           REINVESTED                              NET
                               SOLD       DISTRIBUTIONS      REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                     71,107,119     14,806,791      (105,297,428)       (19,383,518)
Class B                     15,312,266      2,590,288       (39,059,052)       (21,156,498)
Class C                        893,514        115,836        (1,134,124)          (124,774)
Class I                     33,643,276      3,181,732       (14,430,925)        22,394,083
Class R2(a)                      1,040             --                --              1,040
Class R3(a)                      1,040             --                --              1,040
Class R4                     6,169,567        931,416       (27,102,344)       (20,001,361)
Class R5(a)                      1,040             --                --              1,040
Class W(b)                  55,562,189        417,986        (9,621,147)        46,359,028
----------------------------------------------------------------------------------------------

(a)  For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(b)  For the period from Dec. 1, 2006 (inception date) to Aug. 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Feb. 29, 2008, securities valued at $17,298,690 were on loan to brokers. For collateral, the Fund received $17,488,750 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Porfolio of Investments." Income from securities lending amounted to $24,414 for the six months ended Feb. 29, 2008. Expenses paid to the Investment Manager were $4,734 for the six months ended Feb. 29, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT 51 and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $670,031,396 and $526,129,387, respectively, for the six months ended Feb. 29, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Feb. 29, 2008.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $143,554,285 at Aug. 31, 2007, that if not offset by capital gains will expire as follows:

   2009          2010          2012         2014
$75,831,798   $49,658,521   $5,227,159   $12,836,807

The Fund also had a post-October loss of $10,930,078 at Aug. 31, 2007.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2006 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2007, the Fund had a post-October loss of $10,930,078 that is treated for income tax purposes as occurring on Sept. 1, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and post-October loss have been offset or expire.

--------------------------------------------------------------------------------

 52 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT 53 legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 54 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $4.81          $4.77          $4.89          $4.87          $4.78
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11(b)         .21(b)         .19            .18            .18
Net gains (losses) (both realized and
 unrealized)                                .05            .05           (.11)           .03            .08
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .16            .26            .08            .21            .26
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.21)          (.20)          (.19)          (.17)
Tax return of capital                        --           (.01)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.11)          (.22)          (.20)          (.19)          (.17)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $4.81          $4.77          $4.89          $4.87
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,992         $1,937         $2,013         $1,774         $1,933
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .96%(e)        .97%           .99%          1.02%          1.00%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .89%(e)        .89%           .89%           .94%           .98%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.64%(e)       4.43%          4.09%          3.67%          3.55%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%           281%           300%           279%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.34%(i)       5.54%          1.64%          4.38%          5.54%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  55

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(K)            2007           2006           2005           2004
Net asset value, beginning of period      $4.81          $4.77          $4.89          $4.88          $4.78
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09(b)         .18(b)         .16            .15            .14
Net gains (losses) (both realized and
 unrealized)                                .05            .04           (.12)           .01            .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .14            .22            .04            .16            .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.18)          (.16)          (.15)          (.13)
Tax return of capital                        --           (.00)(c)         --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.09)          (.18)          (.16)          (.15)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $4.81          $4.77          $4.89          $4.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $315           $304           $402           $484           $628
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.72%(f)       1.73%          1.76%          1.78%          1.75%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.65%(f)       1.65%          1.65%          1.70%          1.73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.88%(f)       3.66%          3.31%          2.92%          2.78%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%           281%           300%           279%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           2.95%(j)       4.74%           .88%          3.39%          4.95%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

 56 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(K)            2007           2006           2005           2004
Net asset value, beginning of period      $4.81          $4.77          $4.90          $4.88          $4.78
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09(b)         .18(b)         .16            .15            .14
Net gains (losses) (both realized and
 unrealized)                                .05            .04           (.13)           .02            .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .14            .22            .03            .17            .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.18)          (.16)          (.15)          (.13)
Tax return of capital                        --           (.00)(c)         --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.09)          (.18)          (.16)          (.15)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $4.81          $4.77          $4.90          $4.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $22            $17            $17            $18            $21
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.71%(f)       1.73%          1.76%          1.79%          1.75%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.65%(f)       1.65%          1.66%          1.70%          1.73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.88%(f)       3.67%          3.31%          2.93%          2.79%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%           281%           300%           279%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           2.95%(j)       4.73%           .66%          3.60%          4.95%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  57

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $4.82          $4.78          $4.89          $4.88          $4.91
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(c)         .23(c)         .21            .20            .11
Net gains (losses) (both realized and
 unrealized)                                .05            .04           (.11)           .02           (.04)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17            .27            .10            .22            .07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.22)          (.21)          (.21)          (.10)
Tax return of capital                        --           (.01)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.23)          (.21)          (.21)          (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.87          $4.82          $4.78          $4.89          $4.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $335           $386           $276            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .56%(f)        .56%           .55%           .60%           .59%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .53%(f)        .54%           .54%           .60%           .59%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              5.00%(f)       4.80%          4.59%          4.01%          3.13%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%           281%           300%           279%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           3.52%(j)       5.90%          2.19%          4.53%          1.43%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Aug. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

 58 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(L)         2007(B)
Net asset value, beginning of period      $4.80          $4.81
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .11            .14
Net gains (losses) (both realized and
 unrealized)                                .05           (.02)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .16            .12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.13)
Total return of capital                      --           (.00)(d)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.10)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $4.80
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)              1.31%(g)       1.32%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)          1.08%(g)       1.32%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.44%(g)       4.06%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%
-----------------------------------------------------------------------------------------------------------
Total return(j)                           3.33%(k)       2.70%(k)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.
(l)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  59

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(L)         2007(B)
Net asset value, beginning of period      $4.80          $4.81
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .11            .15
Net gains (losses) (both realized and
 unrealized)                                .06           (.02)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17            .13
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.14)
Total return of capital                      --           (.00)(d)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.11)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $4.80
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)              1.04%(g)       1.06%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)           .81%(g)       1.06%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.72%(g)       4.33%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%
-----------------------------------------------------------------------------------------------------------
Total return(j)                           3.47%(k)       2.90%(k)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.
(l)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

 60 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $4.80          $4.77          $4.89          $4.88          $4.78
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11(b)         .22(b)         .20            .19            .18
Net gains (losses) (both realized and
 unrealized)                                .06            .04           (.12)           .02            .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17            .26            .08            .21            .28
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.22)          (.20)          (.20)          (.18)
Tax return of capital                        --           (.01)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.23)          (.20)          (.20)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.85          $4.80          $4.77          $4.89          $4.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $83            $78           $173           $202           $203
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .86%(e)        .83%           .82%           .86%           .83%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .76%(e)        .73%           .73%           .78%           .81%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.77%(e)       4.53%          4.24%          3.85%          3.70%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%           281%           300%           279%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.40%(i)       5.49%          1.81%          4.34%          5.92%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  61

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(L)         2007(B)
Net asset value, beginning of period      $4.80          $4.81
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .12            .17
Net gains (losses) (both realized and
 unrealized)                                .05           (.02)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17            .15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.16)
Total return of capital                      --           (.00)(d)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.85          $4.80
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)               .58%(g)        .59%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)           .58%(g)        .57%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.94%(g)       4.81%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%
-----------------------------------------------------------------------------------------------------------
Total return(j)                           3.49%(k)       3.25%(k)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.
(l)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

 62 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED AUG. 31,           2008(L)         2007(B)
Net asset value, beginning of period      $4.81          $4.82
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .11            .15
Net gains (losses) (both realized and
 unrealized)                                .05             --
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .16            .15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.16)
Total return of capital                      --           (.00)(d)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.11)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $4.81
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $440           $223
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)              1.00%(g)        .98%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)           .98%(g)        .97%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.48%(g)       4.32%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           295%
-----------------------------------------------------------------------------------------------------------
Total return(j)                           3.29%(k)       2.71%(k)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 29, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.
(l)  Six months ended Feb. 29, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT  63

PROXY VOTING
-------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 64 RIVERSOURCE DIVERSIFIED BOND FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE DIVERSIFIED BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6490 Y (4/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Diversified Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 2, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date May 2, 2008